Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss from continuing operations	$ (1,704,994)	$ (9,641,098)	$ (13,478,704)
Net profit from discontinued operations	6,908,558	(712,414)	(16,594,807)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation			10,881,967
Depreciation			117
Gain on extinguishment of debts			(1,143,952)
Changes in exchange rate		(13,417)	(612,693)
Non-marketable investment impairment		9,296,754	1,333,506
Changes in operating assets and liabilities (decrease)/increase in - continuing operations:
Other current assets	(656,373)		(27,659)
Loan receivables	(800,000)
Accrued expenses and other payables	1,401,820	2,100,225	(51,766)
Account receivable, net			(120,000)
Advances from customer	1,600,769	2,705,750
Net changes in operating assets and liabilities (decrease)/increase - discontinued operations	(7,066,731)	343,507	3,701,842
Net cash provided by/(used in) operating activities-continuing operations	(158,778)	4,448,214	(3,219,184)
Net cash provided by/(used in) operating activities-discontinued operations	(158,173)	(368,907)	(12,892,965)
Net cash provided by/(used in) operating activities	(316,951)	4,079,307	(16,112,149)
Cash flows from investing activities:
Purchase of property and equipment		1,401	(7,024)
Purchase of non-marketable investment			(500,000)
Disposal of subsidiaries, net of cash	265,668
Net cash provided by/(used in) investing activities-continuing operations	265,668	1,401	(507,024)
Net cash provided by/(used in) investing activities-discontinued operations	61,376	127,805	(457)
Net cash provided by/(used in) investing activities	327,044	129,206	(507,481)
Cash flows from financing activities:
(Repayment)/Proceeds from a short-term borrowing from a third party, net	(1,550,000)	1,550,000
Proceeds from stock option exercised			180,485
Proceeds from a private placement		60,000,007	5,000,000
Net cash provided by financing activities-continuing operations	(1,550,000)	61,550,007	5,180,485
Net cash provided by financing activities-discontinued operations
Net cash provided by financing activities	(1,550,000)	61,550,007	5,180,485
Effect of exchange rate change on cash and cash equivalents, and restricted cash from continuing operations		(2,337)	(13,060)
Effect of exchange rate change on cash and cash equivalents, and restricted cash from discontinued operations		(643)	(548,845)
Effect of exchange rate change on cash and cash equivalents, and restricted cash		(2,980)	(561,905)
Net change in cash and cash equivalents, and restricted cash from continuing operations	(1,443,110)	65,997,285	1,441,217
Net change in cash and cash equivalents, and restricted cash from discontinued operations	(96,797)	(241,745)	(13,442,267)
Net change in cash and cash equivalents, and restricted cash	(1,539,907)	65,755,540	(12,001,050)
Cash and cash equivalents, and restricted cash beginning balance from continuing operations	67,500,438	1,503,153	61,936
Cash and cash equivalents, and restricted cash beginning balance from discontinued operations	96,797	338,542	13,780,809
Cash and cash equivalents, and restricted cash beginning balance	67,597,235	1,841,695	13,842,745
Cash and cash equivalents, and restricted cash ending balance from continuing operations	66,057,328	67,500,438	1,503,153
Cash and cash equivalents, and restricted cash ending balance from discontinued operations		96,797	338,542
Cash and cash equivalents, and restricted cash ending balance	66,057,328	67,597,235	1,841,695
Reclassification between continuing operations and discontinued operations
Cash flow reclassification - continuing operations		(1,138,811)	(1,230,002)
Cash flow reclassification - discontinued operations		1,138,811	1,230,002
Reconciliation of cash, cash equivalents, and restricted cash to the consolidated balance sheets
Cash and cash equivalents-continuing operations	61,750,809	63,655,877	273,151
Restricted cash-continuing operations	4,306,519	2,705,750
Total cash and cash equivalents -continuing operations	66,057,328	66,361,627	273,151
Cash and cash equivalents-discontinued operations		1,235,608	1,568,544
Restricted cash – discontinued operations
Total cash, cash equivalents and restricted cash – discontinued operations		1,235,608	1,568,544
Total cash, cash equivalents, and restricted cash	66,057,328	67,597,235	1,841,695
Supplemental cash flows information:
Cash received from interest-continuing operations	1,005,431
Cash received from interest-discontinued operations
Cash paid for interest-continuing operations
Cash paid for interest-discontinued operations			86,795
Cash paid for income taxes-continuing operations
Cash paid for income taxes-discontinued operations			$ 86,137